Other disclosures - Overview of Subsidiaries and Subsequent Events (Details)	6 Months Ended
Jun. 30, 2018 subsidiary
Netherlands
Overview of consolidation scope
Participation ( as a percent)	100.00%
Belgium | ARGENX BVBA
Overview of consolidation scope
Number of subsidiaries	1
Participation ( as a percent)	100.00%
United States | ARGENX US INC
Overview of consolidation scope
Number of subsidiaries	1
Participation ( as a percent)	100.00%